2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Operations related to its landfill assets and liability
	Three Months Ended March 31, 2016 (UNAUDITED)	Year Ended December 31, 2015
Landfill Assets

Beginning balance	$3,393,476	$3,396,519
Capital additions	26,984	-
Amortization of landfill assets	(51,933)	(3,043)
Asset retirement adjustments	2,685
	$3,371,212	$3,393,476

Landfill Asset Retirement Obligation

Beginning balance	$200,252	$196,519
Obligations incurred and capitalized	$2,685
Obligations settled	-	-
Interest accretion	42,491	3,733
Revisions in estimates and interest rate assumption	-	-
	$245,428	$200,252

Landfill Assets	Year Ended December 31, 2015
January 1, 2015, Beginning Balance	$-
Capital additions (Landfill acquired on December 22, 2015)	3,396,519
Amortization of landfill assets	(3,043)
Asset retirement adjustments	-
December 31, 2015, Ending Balance	$3,393,476

Landfill Liability
January 1, 2015, Beginning Balance	$-
Obligations incurred and capitalized (Landfill acquired on December 22, 2015)	196,519
Obligations settled	-
Interest accretion	3,733
Revisions in estimates and interest rate assumption	-
Acquisition, divestures and other adjustments	-
December 31, 2015, Ending Balance	$200,252